Nature of Business and Organization (Details) - Schedule of details of company's principal subsidiaries	12 Months Ended
Dec. 31, 2021
Powerbridge Technologies Co., Ltd. (“Powerbridge HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hongding Technology Co., Ltd (“Hongding”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Oct. 01, 2021
Place of Incorporation	Singapore
Major Operation	Management consultancy services
Powerbridge Technologies Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Shenzhen Hongding Interconnect Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Oct. 21, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Shantou Hongrui Information Technology Co., Ltd. (“Shantou Hongrui) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	38% by Powerbridge Zhuhai
Date of Incorporation	Aug. 19, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services
Ningbo Powerbridge Pet Product Cross-border E-Commerce Service Co., Ltd. (“Ningbo Powerbridge”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai	[1]
Date of Incorporation	Sep. 29, 2019	[1]
Place of Incorporation	the PRC	[1]
Major Operation	E-commerce	[1]
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jun. 21, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd* (“Zhixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	45% by Powerbridge Zhuhai
Date of Incorporation	Sep. 02, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Hunan Xinfei Digital Technology Co., Ltd. (“Hunan Xinfei”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Aug. 02, 2021
Place of Incorporation	the PRC
Major Operation	software application and technology services
Zhanjiang Hongqin Technology Co., Ltd. (“Zhanjiang Hongqin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Jul. 07, 2021
Place of Incorporation	the PRC
Major Operation	software application and technology services
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai	[2]
Date of Incorporation	Apr. 25, 2021	[2]
Place of Incorporation	the PRC	[2]
Major Operation	software application and technology services	[2]

[1]	Certain third-party shareholders of Shantou Hongrui and Zhixin signed consents with the Company for the year ended December 31, 2021, which stated that the Company has the power and control to direct the activities that most significantly impact Shantou Hongrui and Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Shantou Hongrui and Zhixin based on the voting power. On January 5, 2022, the Board approved to sell the Company’s 38% ownership interest in Shantou Hongrui to other shareholders for a price of $0.
[2]	On July 5, 2021, the Board approved to the sale of the Company’s 60% ownership interest to a third party of Ningbo Powerbridge for a cash consideration of $894. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.